OPERATING INCOME - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
OPERATING INCOME
Intermediation margin	4.00%
Maximum
OPERATING INCOME
Intermediation margin	10.00%
Operating Segments
Revenue from contracts with customers
Revenue from contracts with customers	$ 6,370,526	$ 5,293,804	$ 4,598,413
Operating Segments | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	2,779,760	2,236,121	1,845,867
Operating Segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	872,677	686,592	728,642
Operating Segments | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	865,958	733,361	595,222
Operating Segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	837,361	682,231	582,845
Operating Segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	423,702	463,123	454,250
Operating Segments | Placement of securities and investment banking
Revenue from contracts with customers
Revenue from contracts with customers	103,923	94,353	52,036
Operating Segments | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	91,358	72,549	61,774
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	27,848	26,854	28,364
Operating Segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	367,939	298,620	249,413
Operating Segments | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers	4,684,563	3,841,472	3,291,382
Operating Segments | Banking Colombia | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	2,248,727	1,830,128	1,484,085
Operating Segments | Banking Colombia | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	814,653	636,632	685,783
Operating Segments | Banking Colombia | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	851,983	723,297	595,222
Operating Segments | Banking Colombia | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	481,103	414,870	329,281
Operating Segments | Banking Colombia | Trust
Revenue from contracts with customers
Revenue from contracts with customers			844
Operating Segments | Banking Colombia | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	58,293	43,863	38,864
Operating Segments | Banking Colombia | Others
Revenue from contracts with customers
Revenue from contracts with customers	229,804	192,682	157,303
Operating Segments | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers	446,583	351,603	310,773
Operating Segments | Banking Panama | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	232,637	174,226	147,448
Operating Segments | Banking Panama | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	57,858	49,730	42,697
Operating Segments | Banking Panama | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	13,975	10,064
Operating Segments | Banking Panama | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	91,938	69,379	77,727
Operating Segments | Banking Panama | Trust
Revenue from contracts with customers
Revenue from contracts with customers	18,975	17,420	18,089
Operating Segments | Banking Panama | Placement of securities and investment banking
Revenue from contracts with customers
Revenue from contracts with customers	550	1,998	789
Operating Segments | Banking Panama | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	18,382	16,125	13,976
Operating Segments | Banking Panama | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	11,888	12,661	10,047
Operating Segments | Banking Panama | Others
Revenue from contracts with customers
Revenue from contracts with customers	380
Operating Segments | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers	444,177	359,724	289,792
Operating Segments | Banking El Salvador | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	216,977	168,273	126,857
Operating Segments | Banking El Salvador | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	97	129	139
Operating Segments | Banking El Salvador | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	142,047	118,532	105,821
Operating Segments | Banking El Salvador | Trust
Revenue from contracts with customers
Revenue from contracts with customers	6,522	6,567	1,868
Operating Segments | Banking El Salvador | Placement of securities and investment banking
Revenue from contracts with customers
Revenue from contracts with customers	1,482	1,353	1,723
Operating Segments | Banking El Salvador | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	10,081	6,928	5,112
Operating Segments | Banking El Salvador | Others
Revenue from contracts with customers
Revenue from contracts with customers	66,971	57,942	48,272
Operating Segments | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers	218,554	159,908	176,268
Operating Segments | Banking Guatemala | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	79,551	61,831	85,643
Operating Segments | Banking Guatemala | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	78,264	56,548	49,782
Operating Segments | Banking Guatemala | Trust
Revenue from contracts with customers
Revenue from contracts with customers	803	704	788
Operating Segments | Banking Guatemala | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	3,774	3,716	2,713
Operating Segments | Banking Guatemala | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers			9
Operating Segments | Banking Guatemala | Others
Revenue from contracts with customers
Revenue from contracts with customers	56,162	37,109	37,333
Operating Segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	318,869	347,878	349,150
Operating Segments | Trust | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	29	40	8
Operating Segments | Trust | Trust
Revenue from contracts with customers
Revenue from contracts with customers	318,840	347,838	349,127
Operating Segments | Trust | Others
Revenue from contracts with customers
Revenue from contracts with customers			15
Operating Segments | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	86,232	79,531	37,447
Operating Segments | Investment Banking | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	8	10	3
Operating Segments | Investment Banking | Placement of securities and investment banking
Revenue from contracts with customers
Revenue from contracts with customers	86,224	79,521	37,354
Operating Segments | Investment Banking | Others
Revenue from contracts with customers
Revenue from contracts with customers			90
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	111,366	117,282	112,628
Operating Segments | Brokerage | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	32	51	12
Operating Segments | Brokerage | Trust
Revenue from contracts with customers
Revenue from contracts with customers	78,509	90,548	81,373
Operating Segments | Brokerage | Placement of securities and investment banking
Revenue from contracts with customers
Revenue from contracts with customers	15,667	11,481	12,170
Operating Segments | Brokerage | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	15,960	14,193	18,308
Operating Segments | Brokerage | Others
Revenue from contracts with customers
Revenue from contracts with customers	1,198	1,009	765
Operating Segments | International Banking
Revenue from contracts with customers
Revenue from contracts with customers	42,021	33,309	28,896
Operating Segments | International Banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,868	1,663	1,834
Operating Segments | International Banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	31,277	22,902	20,234
Operating Segments | International Banking | Trust
Revenue from contracts with customers
Revenue from contracts with customers	53	46	46
Operating Segments | International Banking | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	828	1,917	1,109
Operating Segments | International Banking | Others
Revenue from contracts with customers
Revenue from contracts with customers	7,995	6,781	5,673
Operating Segments | All other segments
Revenue from contracts with customers
Revenue from contracts with customers	18,161	3,097	2,077
Operating Segments | All other segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	12,732
Operating Segments | All other segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers			2,115
Operating Segments | All other segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	$ 5,429	$ 3,097	$ (38)